Advances for vessels under construction and acquisition of vessels, Newbuildings (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Vessels [Line Items]
Impairment loss	$ 6,694	$ 28,829
Receivable refund from the shipyards	$ 5,492
Two newbuilding contracts
Vessels [Line Items]
Number of newbuilding contracts terminated	2
Impairment loss	$ 1,068
Five newbuilding vessels
Vessels [Line Items]
Number of contracts for Newbuildings acquired	5
Total aggregate remaining contracted price plus agreed additional amounts	$ 193,395
Newbuildings periodic installments, next twelve months	83,492
Newbuildings periodic installments, 2018	109,903
Other non-current assets
Vessels [Line Items]
Receivable refund from the shipyards	1,604
Prepaid expenses and other receivables
Vessels [Line Items]
Receivable refund from the shipyards	$ 3,888